AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 92.1%
Long-Term Municipal Bonds – 91.3%
Arizona – 78.6%
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	$825	$826,154
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034	3,000	3,082,639
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.50%, 07/01/2058(a)	500	474,655
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,000	881,614
4.00%, 11/01/2050	2,000	1,710,857
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057	1,500	1,457,054
Arizona Industrial Development Authority (KIPP New York, Inc. Jerome Facility) Series 2021-B 4.00%, 07/01/2051	1,000	826,824
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a) (b) (c)	300	195,000
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	2,300	2,439,096
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,500	1,635,990
Series 2021 4.00%, 02/01/2038	1,500	1,460,367
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	600	454,038
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2043	1,000	682,851
5.00%, 05/01/2048	1,100	717,367
Arizona Sports & Tourism Authority BAM Series 2022 5.00%, 07/01/2031	2,000	2,248,304

	Principal Amount (000)	U.S. $ Value

Arizona State University Series 2014 5.00%, 08/01/2033	$2,050	$2,076,713
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,068,043
City of Buckeye AZ Series 2015 5.00%, 07/01/2035	3,450	3,559,224
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,616,696
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045	1,500	1,632,146
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	788,868
Series 2019 5.00%, 07/01/2049	2,500	2,625,393
Series 2019-B 4.00%, 07/01/2038	1,160	1,098,598
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	1,250	983,414
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042	5,000	4,927,554
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	899,596
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	928,508
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038	2,500	2,501,979
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037	1,000	1,005,040
5.00%, 07/01/2042	1,250	1,219,656
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 7.00%, 11/15/2057(a)	335	339,656

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034	$1,590	$1,732,790
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,200	1,212,001
Series 2021 4.00%, 02/15/2051	580	449,606
4.00%, 02/15/2041	205	173,795
4.00%, 02/15/2046	345	277,453
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	990	687,536
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2033	1,400	1,500,057
5.00%, 01/01/2035	2,000	2,124,275
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	850,029
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	500	412,963
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	775,293
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,700	1,703,115
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036	750	760,685
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2036	1,700	1,825,313
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,624,042
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,027,452
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	2,550,728
5.25%, 12/01/2023	650	653,465

	Principal Amount (000)	U.S. $ Value

Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	$1,200	$1,214,143
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	670,218
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	400	309,006
University of Arizona (The) Series 2014 5.00%, 08/01/2033	1,765	1,790,912

		72,688,771

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	246,259

Delaware – 0.6%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	532,735

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056	200	202,235

Guam – 3.7%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	81,600
Series 2023 5.25%, 10/01/2031(d)	150	153,522
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	310	306,316
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	779,341
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	170	175,196
5.00%, 10/01/2040	705	718,386
Series 2022-A 5.00%, 10/01/2044	200	205,656
Territory of Guam Series 2019 5.00%, 11/15/2031	85	88,388

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$1,000	$889,081

		3,397,486

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	344,123

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	140	105,377
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020-A 3.00%, 11/01/2030	100	88,926

		194,303

Kentucky – 1.1%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	1,000	1,020,213

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	500	471,105
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	107,736

		578,841

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	50,406

New York – 1.1%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,051,793

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	266,814
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	491,281

		758,095

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	$1	$910
Zero Coupon, 07/01/2033	144	81,648
4.00%, 07/01/2033	103	91,979
4.00%, 07/01/2035	3	2,277
4.00%, 07/01/2037	2	1,908
4.00%, 07/01/2041	3	2,504
4.00%, 07/01/2046	103	81,808
5.25%, 07/01/2023	32	31,708
5.625%, 07/01/2027	303	312,855
5.625%, 07/01/2029	3	3,280
5.75%, 07/01/2031	3	3,213
Series 2022-C 0.00%, 11/01/2043	19	8,219
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	130	129,223
5.25%, 07/01/2036	130	130,784
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	253,351
5.00%, 07/01/2035(a)	250	248,846
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	100,528
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	130	120,250
Series 2022-B Zero Coupon, 07/01/2032	100	62,375
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	310	314,836
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	96,255
Series 2019-A 4.329%, 07/01/2040	105	95,151
5.00%, 07/01/2058	480	444,144

		2,618,052

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	165	154,689

	Principal Amount (000)	U.S. $ Value

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$290	$282,871

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	225	232,018
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	73,525

		305,543

Total Long-Term Municipal Bonds (cost $90,377,354)		84,426,415

Short-Term Municipal Notes – 0.8%
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2019 2.45%, 02/01/2048(e) (cost $700,000)	700	700,000

Total Municipal Obligations (cost $91,077,354)		85,126,415

COMMERCIAL MORTGAGE-BACKED SECURITY – 1.0%
Non-Agency Fixed Rate CMBS – 1.0%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033 (cost $1,094,363)	1,016	943,097

	Shares

SHORT-TERM INVESTMENTS – 6.5%
Investment Companies – 6.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(f) (g) (h) (cost $6,050,946)	6,050,946	6,050,946

Total Investments – 99.6% (cost $98,222,663)(i)		92,120,458
Other assets less liabilities – 0.4%		395,163

Net Assets – 100.0%		$92,515,621

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	740	01/15/2025	2.565%	CPI#	Maturity	$68,711	$—	$68,711
USD	370	01/15/2025	2.585%	CPI#	Maturity	34,064	—	34,064
USD	370	01/15/2025	2.613%	CPI#	Maturity	33,663	—	33,663
USD	240	01/15/2025	4.028%	CPI#	Maturity	8,171	—	8,171
USD	1,150	01/15/2026	CPI#	3.720%	Maturity	(38,917)	—	(38,917)
USD	1,150	01/15/2027	CPI#	3.320%	Maturity	(52,757)	—	(52,757)
USD	1,150	01/15/2027	CPI#	3.466%	Maturity	(42,619)	(1,215)	(41,404)
USD	900	01/15/2027	CPI#	3.323%	Maturity	(41,126)	—	(41,126)
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	505,486	—	505,486
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	455,761	—	455,761
USD	2,200	01/15/2029	CPI#	3.390%	Maturity	(55,774)	—	(55,774)
USD	1,330	01/15/2029	CPI#	3.735%	Maturity	3,760	—	3,760
USD	640	01/15/2029	CPI#	3.290%	Maturity	(21,375)	—	(21,375)
USD	510	01/15/2030	1.572%	CPI#	Maturity	86,679	—	86,679
USD	510	01/15/2030	1.587%	CPI#	Maturity	85,997	—	85,997
USD	650	01/15/2031	2.782%	CPI#	Maturity	44,756	—	44,756
USD	630	01/15/2031	2.680%	CPI#	Maturity	49,514	—	49,514
USD	540	01/15/2031	2.989%	CPI#	Maturity	26,390	—	26,390
USD	530	01/15/2032	CPI#	3.064%	Maturity	(19,208)	—	(19,208)
USD	490	04/15/2032	CPI#	2.909%	Maturity	(24,037)	—	(24,037)

						$1,107,139	$(1,215)	$1,108,354

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.445%	Annual	$(366,711)	$—	$(366,711)
USD	2,400	01/15/2027	1 Day SOFR	3.527%	Annual	(58,580)	—	(58,580)
USD	3,500	04/15/2032	2.542%	1 Day SOFR	Annual	313,402	—	313,402
USD	1,750	04/15/2032	2.444%	1 Day SOFR	Annual	175,032	—	175,032

						$63,143	$—	$63,143

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$206,956	$—	$206,956

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $6,639,556 or 7.2% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.
(d)	When-Issued or delayed delivery security.
(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,368,774 and gross unrealized depreciation of investments was $(7,092,526), resulting in net unrealized depreciation of $(4,723,752).

As of February 28, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Arizona Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$84,426,415	$—	$84,426,415
Short-Term Municipal Notes	—	700,000	—	700,000
Commercial Mortgage-Backed Securities	—	943,097	—	943,097
Short-Term Investments	6,050,946	—	—	6,050,946

Total Investments in Securities	6,050,946	86,069,512	—	92,120,458
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,402,952	—	1,402,952
Centrally Cleared Interest Rate Swaps	—	488,434	—	488,434
Interest Rate Swaps	—	206,956	—	206,956
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(295,813)	—	(295,813)
Centrally Cleared Interest Rate Swaps	—	(425,291)	—	(425,291)

Total	$6,050,946	$87,446,750	$—	$93,497,696

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$384	$29,672	$24,005	$6,051	$56